Cover	Sep. 30, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity File Number	001-38744
Entity Registrant Name	FINTECH ACQUISITION CORP. III
Entity Central Index Key	0001729756
Entity Tax Identification Number	82-0895994
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(215)
Local Phone Number	701-9555
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FTAC
Security Exchange Name	NASDAQ
Warrants, each to purchase one share of Class A Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each to purchase one share of Class A Common Stock
Trading Symbol	FTACW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A Common Stock and one- half of one Warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one- half of one Warrant
Trading Symbol	FTACU
Security Exchange Name	NASDAQ